Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent events
24.	Subsequent events

In Jan 2019, Weidai Co. entered into agreements with Mr. Feiyue Fang to acquire 70% of equity interest in Zhejiang Qunshuo Electronic Co., Ltd. ("Qunshuo"), which is engaged in the provision of GPS services. In Jan 2019, the Company via contractual arrangement controlled Hangzhou Yuntuo Co., Ltd. ("Yuntuo"), who owns 30% equity interest of Qunshuo. In Feb, 2019, Yuntuo entrusted the shareholding with Deqing Tianjiang Investment Management Partnership (GP) ("Deqing"), which is considered the completion of business combination.

The Company granted 181,390, 1,248,561, 14,000, 47,000 share options on January 1, February 1, March 1, April 1, 2019 respectively under 2018 share incentive plan.